Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accounts payable	$ 220,878	$ 207,947	$ 329,655
Credit cards payables	27,220	22,897	49,019
Sales tax payable	41,419	21,636	20,050
Property tax payable	24,536	102,483	97,206
Accrued expenses	15,050	65,042
Accounts payable and accrued liabilities	$ 329,103	$ 420,005	$ 495,930